Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with related parties

(a)	Diana Wilhelmsen Management Limited, or DWM:

On November 29, 2021, the Company appointed DWM to provide management services to the vessels of the Company’s fleet pursuant to a management agreement, under which each of the vessel-owning subsidiaries pays, for each vessel, an aggregate of 1.25% on hire and on freight of the vessel’s gross income per month, plus either (i) $20,000 for each month that the vessel is employed or available for employment or (ii) $10,000 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. Under the addenda on the management agreements, dated March 1, 2022, the fixed monthly management fee was amended to (i) $18,500 for each month that the vessel is employed or available for employment or (ii) $9,250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. The management agreements, as amended, may be terminated by either party on three months’ prior written notice. DWM is deemed a related party to the Company on the basis that certain members of the Company’s board of directors also act as board of directors’ members at DWM. Management fees charged by DWM for the six month period ended June 30, 2023, and 2022, amounted to $646 and $443, respectively. Of the management fees charged by DWM in the six month period ended June 30, 2023, and 2022, $531 and $341, respectively, are included in “Management fees to related parties” and $115 and $102, respectively, are included in “Voyage expenses”, in the accompanying unaudited interim consolidated statements of comprehensive income/(loss). As at June 30, 2023 and December 31, 2022, amounts of $66 and $5, respectively, were due from DWM, included in “Due from a related party” in the accompanying consolidated balance sheets.

(b)	Steamship Shipbroking Enterprises Inc. or Steamship:

On November 29, 2021, the Company appointed Steamship to provide insurance, administrative and brokerage services pursuant to a management agreement for insurance-related services, an administrative services agreement, and a brokerage services agreement. Under each vessel-owning subsidiary’s management agreement for insurance-related services with Steamship, the vessel-owning subsidiary pays Steamship a fixed fee of either (i) $500 per month for each month that the vessel is employed or is available for employment or (ii) $250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. These management agreements may be terminated by either party on three months’ prior written notice. Under the administrative services agreement entered into between the Company and Steamship, the Company pays Steamship a monthly fee of $10,000. This agreement may be terminated by either party on 30 days’ prior written notice. Under the brokerage services agreement, the Company pays Steamship 2.5% on the hire agreed per charter party for each vessel plus commission on the sale of vessels. Also, the Company paid Steamship a fixed monthly fee of $95,000 up to December 31, 2022, while, with effect from January 1, 2023, the fixed monthly fee was increased to $150,000 subject to the provisions of a new brokerage services agreement entered into with Steamship on March 7, 2023, whereas the remaining agreement terms remained unaltered. The new brokerage services agreement has an initial term of twelve months commencing on January 1, 2023, and shall thereafter be automatically renewed for further periods of one calendar year, unless terminated earlier on the basis of any other provision contained therein. Steamship is deemed a related party to the Company on the basis that members of the Company’s board of directors also act as board of directors’ members at Steamship. For the six month period ended June 30, 2023, and 2022, insurance and administrative management fees amounted to $75 and $70, respectively, and are included in “Management fees to related parties” in the accompanying unaudited interim consolidated statements of comprehensive income/(loss). For the six month period ended June 30, 2023, and 2022, brokerage fees amounted to $1,131 and $774, respectively. Of the brokerage fees charged by Steamship for the six month period ended June 30, 2023, and 2022, $900 and $570, respectively, are included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of comprehensive income/(loss). Of the brokerage fees charged by Steamship for the six month period ended June 30, 2023, and 2022, $231 and $204 are included in “Voyage Expenses” in the accompanying unaudited interim consolidated statements of comprehensive income/(loss).

For the six month period ended June 30, 2023, and 2022, accrued performance bonuses of $99 and $nil are included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of comprehensive income/(loss). As of June 30, 2023, and December 31, 2022, there was an amount of $323 and $410, respectively, due to Steamship, presented in “Due to related parties” in the accompanying consolidated balance sheets, regarding outstanding fees for the services provided under the agreements discussed above and also resulting from amounts paid by Steamship on behalf of OceanPal.

(c)	Diana Shipping Inc., or DSI:

Acquisition of M/V Melia and issuance of 13,157 shares of Series D Preferred Stock: On February 1, 2023, pursuant to the exercise of a right of first refusal granted to the Company by DSI based on an agreement dated November 8, 2021, the Company, through its new wholly-owned subsidiary, Fiji Shipping Company Inc., entered into a Memorandum of Agreement with DSI, as amended, to acquire the Panamax M/V Melia, for a purchase price of $14,000. Of the total purchase price, $4,000, was paid in cash upon signing of the Memorandum of Agreement, and the remaining amount of $10,000 was paid upon delivery of the vessel to the Company, on February 8, 2023, in the form of 13,157 shares of the Company’s Series D Preferred Stock (Note 6(e)). The vessel cost was accounted for at $14,000, pursuant to the provisions of ASC 360, being the fair value of the consideration that the Company contributed to acquire the vessel, including the fair value of the non-cash consideration, which was also the transaction price as per the respective Memorandum of Agreement. The Series D Preferred Stock has been recorded at a fair value of $10,000 determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the transaction (Notes 6(e) and 8). The acquisition of the vessel was approved by a committee of independent members of the Company’s Board of Directors.

As of June 30, 2023, following Company’s refusal to acquire one of the identified vessels and the acquisition of the M/V Melia in February 2023 and the M/V Baltimore in September 2022, three out of six identified vessels remained available for purchase by the Company pursuant to the exercise of the right of first refusal under the agreement entered between the Company and DSI.

DSI declared a special stock dividend to all of its stockholders of record as of April 24, 2023, of all of the Company’s 13,157 shares of Series D Preferred Stock issued to DSI in connection with the acquisition of the M/V Melia. The dividend was paid on June 9, 2023. For more information of this transaction, please refer to Note 6(e).

As of June 30, 2023 and December 31, 2022, there was no amount due to or from DSI, respectively.

(d)	Issuance of Series E Preferred Stock:

On March 20, 2023, the Company issued 1,200 shares of its newly designated Series E Perpetual Convertible Preferred Stock (the “Series E Preferred Stock”), par value $0.01 per share, to an affiliated company of its Chairperson, Mrs. Semiramis Paliou, for a purchase price of $35. The Series E Preferred Stock votes with the common shares of the Company, and each share of the Series E Preferred Stock entitles the holder thereof to up to 25,000 votes on all matters submitted to a vote of the stockholders of the Company, subject up to 15% of the total number of votes entitled to be cast on matters put to stockholders of the Company. The issuance of shares of Series E Preferred Stock to the Company’s Chairperson was approved by an independent committee of the Company’s Board of Directors, which received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company (Note 6(f)).